Submission	Mar. 25, 2026
Submission [Line Items]
Central Index Key	0000764764
Registrant Name	CATERPILLAR FINANCIAL SERVICES CORP
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES